Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for Jack Khattar(1) ($)	Compensation Actually Paid to Jack Khattar(1)(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3) ($)	Value of Initial Fixed $100 Investment based on:(5)		Net Earnings ($ Millions)	Gross Product Sales ($ Millions)(6)
					Total Shareholder Return (“TSR”) ($)	Peer Group TSR ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	15,501,556	23,739,805	1,529,318	2,383,845	197.54	124.75	(38.6)	1,122
2024(4)	12,640,989	9,238,518	1,586,048	1,266,723	143.72	93.49	73.9	1,101
2023	13,278,093	13,491,498	1,806,329	1,691,851	115.02	94.03	1.3	1,071
2022	10,012,717	11,056,323	1,167,214	1,433,071	141.77	89.90	60.7	1,181
2021	8,116,721	7,914,950	979,005	601,468	115.90	100.02	53.4	1,021
1.   Jack Khattar was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.
2021	2022-2025
Timothy C. Dec	Timothy C. Dec
Jonathan Rubin, MD	Jonathan Rubin, MD
Padmanabh P. Bhatt, Ph.D.	Padmanabh P. Bhatt, Ph.D.
Tami Martin, R.N., Esq.	Frank Mottola
James P. Kelly	—
2.   The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
3.   Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Inclusion of Equity Values column are set forth in the table further below.
4.   The dollar amounts for 2024 reflects the corrections described in footnotes 5-7 to the Summary Compensation Table.
Year	Summary Compensation Table Total for Jack Khattar ($)	Exclusion of Stock Awards and Option Awards for Jack Khattar ($)	Inclusion of Equity Values for Jack Khattar ($)	Compensation Actually Paid to Jack Khattar ($)
2025	15,501,556	(13,566,573)	21,804,822	23,739,805
2024(4)	12,640,989	(10,766,439)	7,363,968	9,238,518
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	1,529,318	(829,058)	1,683,585	2,383,845
2024(4)	1,586,048	(922,579)	603,254	1,266,723
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Jack Khattar ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Jack Khattar ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Jack Khattar ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Jack Khattar ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Jack Khattar ($)	Total − Inclusion of Equity Values for Jack Khattar ($)
2025	15,241,468	4,405,898	—	2,157,456	—	21,804,822
2024	10,504,593	(2,103,882)	1,375,198	(2,411,941)	—	7,363,968
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non- PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total − Average Inclusion of Equity Values for Non- PEO NEOs ($)
2025	1,102,446	513,390	—	105,717	(37,968)	1,683,585
2024	1,006,487	(168,509)	58,719	(293,443)	—	603,254
5.   The Peer Group TSR set forth in this table utilizes the Nasdaq Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the Nasdaq Biotechnology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance. Cumulative TSR is calculated by dividing (i) the sum of (a) the cumulative amount of any dividends for the measurement period and (b) the change in the company’s share price during the measurement period by (ii) the share price at the beginning of the measurement period. This assumes dividend reinvestment.
6.   We determined Gross Product Sales to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2025, 2024, 2023, and 2022. This performance measure may not have been the most important financial performance measure for years prior and we may determine a different financial performance measure to be the most important financial performance measure in future years. The Company’s net revenues consist of net product sales and royalties, licensing and other revenues. The Company recognizes revenue from product sales in an amount that reflects the consideration the Company expects to ultimately receive in exchange for those goods. The Company recognizes gross product sales when its customers take control of its products, including title and ownership. Product sales are recorded net of various forms of variable consideration, including: provision for estimated rebates; provision for estimated future product returns; and an estimated provision for discounts. These are collectively considered “sales deductions.” These amounts are treated as variable consideration, estimated and recognized as a reduction of the transaction price at the time of sale.

Company Selected Measure Name	Gross Product Sales
Named Executive Officers, Footnote
1.   Jack Khattar was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.
2021	2022-2025
Timothy C. Dec	Timothy C. Dec
Jonathan Rubin, MD	Jonathan Rubin, MD
Padmanabh P. Bhatt, Ph.D.	Padmanabh P. Bhatt, Ph.D.
Tami Martin, R.N., Esq.	Frank Mottola
James P. Kelly	—

Peer Group Issuers, Footnote
5.   The Peer Group TSR set forth in this table utilizes the Nasdaq Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the Nasdaq Biotechnology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance. Cumulative TSR is calculated by dividing (i) the sum of (a) the cumulative amount of any dividends for the measurement period and (b) the change in the company’s share price during the measurement period by (ii) the share price at the beginning of the measurement period. This assumes dividend reinvestment.

PEO Total Compensation Amount	$ 15,501,556	$ 12,640,989	$ 13,278,093	$ 10,012,717	$ 8,116,721
PEO Actually Paid Compensation Amount	$ 23,739,805	9,238,518	13,491,498	11,056,323	7,914,950
Adjustment To PEO Compensation, Footnote
3.   Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Inclusion of Equity Values column are set forth in the table further below.
4.   The dollar amounts for 2024 reflects the corrections described in footnotes 5-7 to the Summary Compensation Table.
Year	Summary Compensation Table Total for Jack Khattar ($)	Exclusion of Stock Awards and Option Awards for Jack Khattar ($)	Inclusion of Equity Values for Jack Khattar ($)	Compensation Actually Paid to Jack Khattar ($)
2025	15,501,556	(13,566,573)	21,804,822	23,739,805
2024(4)	12,640,989	(10,766,439)	7,363,968	9,238,518
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Jack Khattar ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Jack Khattar ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Jack Khattar ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Jack Khattar ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Jack Khattar ($)	Total − Inclusion of Equity Values for Jack Khattar ($)
2025	15,241,468	4,405,898	—	2,157,456	—	21,804,822
2024	10,504,593	(2,103,882)	1,375,198	(2,411,941)	—	7,363,968

Non-PEO NEO Average Total Compensation Amount	$ 1,529,318	1,586,048	1,806,329	1,167,214	979,005
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,383,845	1,266,723	1,691,851	1,433,071	601,468
Adjustment to Non-PEO NEO Compensation Footnote
3.   Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Inclusion of Equity Values column are set forth in the table further below.
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	1,529,318	(829,058)	1,683,585	2,383,845
2024(4)	1,586,048	(922,579)	603,254	1,266,723
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non- PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total − Average Inclusion of Equity Values for Non- PEO NEOs ($)
2025	1,102,446	513,390	—	105,717	(37,968)	1,683,585
2024	1,006,487	(168,509)	58,719	(293,443)	—	603,254

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considers the most important in linking Compensation Actually Paid to our PEO and Non-PEO NEOs for 2025 to Company performance. The measures in this table are not ranked.
Gross Product Sales
Operating Earnings

Total Shareholder Return Amount	$ 197.54	143.72	115.02	141.77	115.9
Peer Group Total Shareholder Return Amount	124.75	93.49	94.03	89.9	100.02
Net Income (Loss)	$ (38,600,000)	$ 73,900,000	$ 1,300,000	$ 60,700,000	$ 53,400,000
Company Selected Measure Amount	1,122,000,000	1,101,000,000	1,071,000,000	1,181,000,000	1,021,000,000
PEO Name	Jack Khattar
Equity Awards Adjustments, Footnote
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Jack Khattar ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Jack Khattar ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Jack Khattar ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Jack Khattar ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Jack Khattar ($)	Total − Inclusion of Equity Values for Jack Khattar ($)
2025	15,241,468	4,405,898	—	2,157,456	—	21,804,822
2024	10,504,593	(2,103,882)	1,375,198	(2,411,941)	—	7,363,968
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non- PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total − Average Inclusion of Equity Values for Non- PEO NEOs ($)
2025	1,102,446	513,390	—	105,717	(37,968)	1,683,585
2024	1,006,487	(168,509)	58,719	(293,443)	—	603,254

Measure:: 1
Pay vs Performance Disclosure
Name	Gross Product Sales
Non-GAAP Measure Description
6.   We determined Gross Product Sales to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2025, 2024, 2023, and 2022. This performance measure may not have been the most important financial performance measure for years prior and we may determine a different financial performance measure to be the most important financial performance measure in future years. The Company’s net revenues consist of net product sales and royalties, licensing and other revenues. The Company recognizes revenue from product sales in an amount that reflects the consideration the Company expects to ultimately receive in exchange for those goods. The Company recognizes gross product sales when its customers take control of its products, including title and ownership. Product sales are recorded net of various forms of variable consideration, including: provision for estimated rebates; provision for estimated future product returns; and an estimated provision for discounts. These are collectively considered “sales deductions.” These amounts are treated as variable consideration, estimated and recognized as a reduction of the transaction price at the time of sale.

Measure:: 2
Pay vs Performance Disclosure
Name	Operating Earnings
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (13,566,573)	$ (10,766,439)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,804,822	7,363,968
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,241,468	10,504,593
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,405,898	(2,103,882)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,375,198
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,157,456	(2,411,941)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(829,058)	(922,579)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,683,585	603,254
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,102,446	1,006,487
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	513,390	(168,509)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		58,719
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	105,717	(293,443)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (37,968)